Nuveen Dynamic Municipal Opportiunities Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 134.9%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 133 .0% ( 98 .6 % of Total Investments) X 888,834,907
ALABAMA - 6.0% (4.4% of Total Investments)
$ 5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 $ 5,375,285
2,360 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 2,643,535
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
475 5.250%, 10/01/40 10/33 at 100.00 527,793
585 5.250%, 10/01/41 10/33 at 100.00 647,127
705 5.250%, 10/01/42 10/33 at 100.00 775,566
705 5.250%, 10/01/43 10/33 at 100.00 773,739
705 5.250%, 10/01/44 10/33 at 100.00 771,093
565 5.250%, 10/01/45 10/33 at 100.00 616,368
870 5.250%, 10/01/49 10/33 at 100.00 940,219
1,000 Mobile County Industrial Development Authority, Alabama, Solid Waste
Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A,
5.000%, 6/01/54, (AMT)
6/34 at 100.00 1,024,767
4,685 (c) Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45
11/29 at 100.00 4,372,467
20,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 20,900,892
500 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-
2, 5.000%, 9/01/41
3/27 at 100.00 510,556
TOTAL ALABAMA 39,879,407
ARIZONA - 5.8% (4.3% of Total Investments)
7,650 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 7,095,403
1,500 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%,
7/01/55
7/28 at 100.00 1,395,345
4,500 (c) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51
12/31 at 100.00 3,397,950
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
730 5.250%, 11/01/48 11/32 at 100.00 781,765
730 5.250%, 11/01/53 11/32 at 100.00 776,327
1,200 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,216,486
2,695 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 2,735,039
1,090 (c) Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40
7/28 at 100.00 1,013,438

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 1,000 (c) Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%,
10/01/40
10/27 at 103.00 $ 964,041
3,405 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55
9/30 at 100.00 3,023,511
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020
:
5,265 (c) 5.000%, 7/01/35 7/26 at 103.00 5,336,543
6,800 (c) 5.000%, 7/01/40 7/26 at 103.00 6,725,979
4,580 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50
6/28 at 100.00 4,235,938
TOTAL ARIZONA 38,697,765
ARKANSAS - 1.7% (1.2% of Total Investments)
4,500 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 4,654,912
6,500 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 6,426,901
TOTAL ARKANSAS 11,081,813
CALIFORNIA - 7.7% (5.7% of Total Investments)
1,960 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 2,101,833
6,770 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 7,285,299
3,815 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 2,639,236
6,290 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 7/01/30, (AMT)
1/25 at 100.00 6,336,209
5,000 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 4,387,806
465 (c) California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/46
11/29 at 102.00 437,008
2,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60
6/28 at 100.00 1,818,030
10,270 California State, General Obligation Bonds, Taxable Various Purpose
Series 2018, 4.600%, 4/01/38
4/28 at 100.00 9,983,907
1,220 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41
6/26 at 100.00 1,236,926
6,180 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 5,525,718
985 (d) Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Series 2006, 1.750%, 9/01/37
3/25 at 100.00 256,212

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 1,070 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 $ 1,166,582
1,070 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2, 5.000%, 9/01/42
9/29 at 103.00 1,106,771
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A
:
1,790 5.000%, 5/01/37, (AMT) 5/34 at 100.00 1,975,567
2,190 5.000%, 5/01/38, (AMT) 5/34 at 100.00 2,410,946
1,870 5.000%, 5/01/39, (AMT) 5/34 at 100.00 2,045,116
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 590,104
TOTAL CALIFORNIA 51,303,270
COLORADO - 17.4% (12.9% of Total Investments)
2,370 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 2,375,387
1,060 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 996,027
2,285 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 2,213,188
5,220 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 4,917,036
499 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 4.000%, 12/01/29
9/24 at 103.00 476,742
1,725 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,617,230
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 905,756
500 (c) Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/40
12/25 at 103.00 488,720
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
9/24 at 103.00 832,786
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
9/24 at 100.00 1,073,901
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 1,359,917
Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A
:
525 5.250%, 12/01/49 - AGM Insured 12/34 at 100.00 584,294
655 5.500%, 12/01/54 - AGM Insured 12/34 at 100.00 741,232
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 (c) 4.000%, 7/01/41 7/31 at 100.00 86,399
100 (c) 4.000%, 7/01/51 7/31 at 100.00 78,819

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50
12/30 at 100.00 $ 903,811
500 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54
12/26 at 103.00 345,011
16,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 15,330,589
2,280 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 1,263,967
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
1,000 5.000%, 11/15/31, (AMT) No Opt. Call 1,090,981
1,355 5.500%, 11/15/38, (AMT) 11/32 at 100.00 1,532,546
4,000 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 3,957,891
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 977,444
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
1,425 5.250%, 12/01/32 12/30 at 102.00 1,438,088
1,200 5.750%, 12/01/52 12/30 at 102.00 1,213,907
2,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50
6/25 at 103.00 1,786,760
1,360 (c) Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
12/26 at 103.00 1,216,274
5,250 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
9/24 at 103.00 5,318,929
2,000 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 1,861,866
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 1,002,312
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
1,500 (c) 6.125%, 12/01/44 12/31 at 103.00 1,457,172
1,200 (c) 6.625%, 12/01/56 12/31 at 103.00 1,166,985
1,380 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 1,382,260
1,030 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2023A-2, 8.000%, 12/01/53
12/28 at 103.00 788,959
560 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 595,414
3,000 (c) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 3,063,255
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 500 5.000%, 12/01/41 6/26 at 103.00 $ 476,469
500 5.000%, 4/15/51 6/26 at 103.00 451,590
480 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 455,160
North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3
:
2,000 5.000%, 12/01/40 12/25 at 103.00 2,014,877
1,000 5.250%, 12/01/50 12/25 at 103.00 1,009,055
1,810 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,660,513
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
500 4.000%, 12/01/29 12/24 at 103.00 472,537
1,250 5.000%, 12/01/39 12/24 at 103.00 1,214,640
285 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 248,542
1,100 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,120,131
925 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
9/25 at 103.00 915,160
7,034 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 6,817,339
3,665 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 3,772,951
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,797,443
2,320 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,386,656
1,215 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
9/24 at 101.00 1,214,928
708 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%,
12/15/50
12/25 at 102.00 711,553
Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020
:
2,350 5.000%, 12/01/40 12/25 at 103.00 2,296,984
2,300 5.125%, 12/01/50 12/25 at 103.00 2,164,435
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 794,709
1,270 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 1,128,985
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
8/24 at 84.86 3,673,059
10,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
8/24 at 103.00 9,673,791

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 $ 1,181,672
2,000 (c) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 1,531,470
961 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt
Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 948,527
TOTAL COLORADO 116,575,031
CONNECTICUT - 0.6% (0.4% of Total Investments)
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,325 4.000%, 7/01/34 7/29 at 100.00 1,326,577
1,250 4.000%, 7/01/36 7/29 at 100.00 1,245,628
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 1,145,941
TOTAL CONNECTICUT 3,718,146
DELAWARE - 0.4% (0.3% of Total Investments)
400 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special
Development District, Series 2024, 5.625%, 7/01/53
7/33 at 100.00 422,323
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B
:
500 (e) 4.600%, 7/01/44, (UB) 7/33 at 100.00 504,632
500 (e) 4.650%, 7/01/49, (UB) 7/33 at 100.00 502,893
960 (e) 4.750%, 7/01/54, (UB) 7/33 at 100.00 966,468
TOTAL DELAWARE 2,396,316
DISTRICT OF COLUMBIA - 1.7% (1.3% of Total Investments)
325 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 3, Series 2024A, 5.750%,
6/01/54
6/31 at 100.00 334,956
10,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 11,274,254
TOTAL DISTRICT OF COLUMBIA 11,609,210
FLORIDA - 12.3% (9.1% of Total Investments)
1,565 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41
5/31 at 100.00 1,376,963
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A
:
1,215 (c) 5.000%, 6/15/40 6/27 at 100.00 1,192,744
1,260 (c) 5.000%, 6/15/55 6/27 at 100.00 1,166,828
4,530 (c) Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41
No Opt. Call 4,108,999
10,000 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/55
6/29 at 100.00 7,544,767
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A
:
835 (c) 6.000%, 6/15/33 No Opt. Call 938,738
1,000 (c) 6.500%, 6/15/38 6/30 at 103.00 1,115,851
1,000 (c) 6.625%, 6/15/43 6/30 at 103.00 1,109,609

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 2,450 (c) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26)
4/26 at 100.00 $ 2,515,144
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
4,475 (c) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 8/24 at 100.00 4,771,576
1,900 5.000%, 7/01/41, (AMT) 7/32 at 100.00 1,945,762
1,300 (e) 5.000%, 7/01/44 - AGM Insured, (AMT), (UB) 7/32 at 100.00 1,360,771
1,760 (e) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/32 at 100.00 1,839,145
1,400 5.500%, 7/01/53, (AMT) 7/32 at 100.00 1,455,803
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 2,871,229
25,650 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 26,780,803
420 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1, 5.250%,
6/01/54
6/34 at 100.00 429,687
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020
:
1,095 4.250%, 5/01/40 5/31 at 100.00 1,026,598
1,500 4.500%, 5/01/52 5/31 at 100.00 1,361,784
2,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
9/24 at 100.00 2,501,158
1,000 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area1 Project, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 864,385
415 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 4.750%, 5/01/31
No Opt. Call 425,986
1,225 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47
6/26 at 103.00 1,145,807
3,380 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever Infrastructure
Programs Series 2024A, 5.500%, 1/01/49
1/34 at 100.00 3,811,148
870 (e) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 928,240
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
1,360 0.000%, 10/01/37 - BAM Insured No Opt. Call 835,124
1,480 0.000%, 10/01/42 - BAM Insured No Opt. Call 697,056
2,860 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2024A, 5.250%, 10/01/54
4/34 at 100.00 3,174,084
Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024
:
100 (c) 4.750%, 5/01/31 No Opt. Call 100,468
250 (c) 5.625%, 5/01/44 5/34 at 100.00 252,311
325 (c) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 5, Series 2024, 5.750%,
5/01/44
5/34 at 100.00 331,060

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 $ 1,103,915
310 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36
9/24 at 100.00 304,331
425 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 2.700%, 5/01/31
No Opt. Call 382,492
450 (c) Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.250%, 5/01/28
No Opt. Call 455,005
160 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call 158,680
TOTAL FLORIDA 82,384,051
GEORGIA - 1.1% (0.8% of Total Investments)
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
1,120 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,238,025
1,395 5.250%, 7/01/43, (AMT) 7/33 at 100.00 1,530,145
750 (c) Fulton County Residential Care Facilities for the Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2019A, 5.000%, 4/01/47
4/26 at 103.00 717,604
500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 390,913
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 990,801
2,750 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 2,708,212
TOTAL GEORGIA 7,575,700
HAWAII - 0.1% (0.1% of Total Investments)
500 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024, 5.000%,
7/01/39
7/34 at 100.00 503,869
TOTAL HAWAII 503,869
IDAHO - 0.3% (0.2% of Total Investments)
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
645 (e) 4.050%, 1/01/39, (UB) 1/33 at 100.00 642,277
565 (e) 4.650%, 1/01/54, (UB) 1/33 at 100.00 564,414
630 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 663,406
TOTAL IDAHO 1,870,097
ILLINOIS - 6.3% (4.7% of Total Investments)
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
1,000 5.250%, 4/01/34 4/33 at 100.00 1,126,575
1,055 5.000%, 4/01/41 4/33 at 100.00 1,137,180
1,275 5.500%, 4/01/43 4/33 at 100.00 1,414,821
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 2,098,190
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 4,565 5.000%, 12/01/33 No Opt. Call $ 4,919,642
4,900 5.250%, 12/01/36 12/33 at 100.00 5,327,965
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
120 5.000%, 1/01/29 - BAM Insured No Opt. Call 126,755
190 5.000%, 1/01/30 - BAM Insured No Opt. Call 202,946
2,250 5.000%, 1/01/31 - BAM Insured No Opt. Call 2,427,354
1,485 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,616,997
Chicago, Illinois, O?Hare Airport Customer Facility Charge Revenue
Bonds, Senior Lien Refunding Series 2023
:
740 5.250%, 1/01/42 - BAM Insured 1/33 at 100.00 819,020
820 5.250%, 1/01/43 - BAM Insured 1/33 at 100.00 903,701
200 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 5.000%, 11/01/37 - AGM Insured
5/32 at 100.00 222,852
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 737,100
240 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 245,905
875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 657,257
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 867,172
Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2024A
:
695 5.250%, 4/01/44 4/34 at 100.00 787,486
740 5.250%, 4/01/45 4/34 at 100.00 835,551
2,500 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 2,664,907
1,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
9/24 at 100.00 1,501,401
4,710 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 5,133,146
Illinois State, General Obligation Bonds, May Series 2024B
:
1,300 5.250%, 5/01/42 5/34 at 100.00 1,450,859
1,205 5.250%, 5/01/44 5/34 at 100.00 1,331,214
930 5.250%, 5/01/45 5/34 at 100.00 1,023,439
930 5.250%, 5/01/49 5/34 at 100.00 1,009,760
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
1,800 0.000%, 6/15/39 12/31 at 81.66 942,405
1,500 0.000%, 6/15/40 12/31 at 79.15 742,255
TOTAL ILLINOIS 42,273,855
INDIANA - 2.6% (1.9% of Total Investments)
1,415 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,351,974
1,190 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 1,242,389
3,125 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 3,522,210

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
$ 1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 $ 1,506,838
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
730 5.750%, 3/01/43 3/33 at 100.00 811,925
680 6.000%, 3/01/53 3/33 at 100.00 751,110
4,060 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 4,387,782
3,770 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 3,808,645
TOTAL INDIANA 17,382,873
IOWA - 0.6% (0.5% of Total Investments)
2,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
9/24 at 100.00 2,499,911
1,745 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 1,847,201
TOTAL IOWA 4,347,112
KENTUCKY - 0.8% (0.6% of Total Investments)
2,905 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 2,646,621
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 1,734,312
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 862,780
TOTAL KENTUCKY 5,243,713
LOUISIANA - 1.0% (0.7% of Total Investments)
1,150 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51
6/31 at 100.00 998,507
2,720 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/43
7/33 at 100.00 2,974,443
500 (c) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 498,966
2,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 2,209,404
TOTAL LOUISIANA 6,681,320
MARYLAND - 0.0% (0.0% of Total Investments)
200 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33
6/31 at 100.00 200,761
TOTAL MARYLAND 200,761
MICHIGAN - 2.8% (2.1% of Total Investments)
1,455 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Refunding Series 2024,
5.000%, 7/01/48
7/34 at 100.00 1,531,410

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
9/24 at 100.00 $ 4,027,837
710 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 756,966
1,135 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/48
1/34 at 100.00 1,268,781
3,480 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 3,859,882
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2024A
:
4,000 5.000%, 7/01/35 1/34 at 100.00 4,638,115
1,540 5.000%, 7/01/37 1/34 at 100.00 1,775,450
1,070 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.250%, 12/01/37 -
AGM Insured, (AMT)
12/33 at 100.00 1,203,310
TOTAL MICHIGAN 19,061,751
MINNESOTA - 1.3% (1.0% of Total Investments)
3,620 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 3,921,615
3,745 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53
3/33 at 100.00 3,850,527
1,140 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 843,957
TOTAL MINNESOTA 8,616,099
MISSISSIPPI - 0.5% (0.3% of Total Investments)
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
1,190 (e) 6.000%, 9/01/48, (UB) 9/33 at 100.00 1,368,540
1,580 (e) 6.000%, 9/01/53, (UB) 9/33 at 100.00 1,797,199
TOTAL MISSISSIPPI 3,165,739
MISSOURI - 1.0% (0.7% of Total Investments)
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 2,837,522
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 1,070,797
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,747,971
TOTAL MISSOURI 6,656,290
MONTANA - 0.3% (0.2% of Total Investments)
1,975 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 1,996,639
TOTAL MONTANA 1,996,639

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEBRASKA - 1.3% (1.0% of Total Investments)
$ 3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 $ 3,938,558
4,665 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024C, 4.700%, 9/01/49, (UB)
3/33 at 100.00 4,700,827
TOTAL NEBRASKA 8,639,385
NEVADA - 0.1% (0.0% of Total Investments)
1,843 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 0.000%, 2/15/38
2/31 at 100.00 7,555
440 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 611 Sunstone Phase I and II, Series 2020, 4.000%, 6/01/40
6/30 at 100.00 395,940
TOTAL NEVADA 403,495
NEW HAMPSHIRE - 0.5% (0.4% of Total Investments)
4,000 (c) New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37
1/33 at 100.00 3,656,913
TOTAL NEW HAMPSHIRE 3,656,913
NEW JERSEY - 0.3% (0.2% of Total Investments)
1,475 (c) New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A, 7.000%, 6/15/30
9/24 at 100.00 1,475,119
750 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 732,055
TOTAL NEW JERSEY 2,207,174
NEW MEXICO - 1.0% (0.8% of Total Investments)
7,000 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
9/24 at 103.00 6,791,637
TOTAL NEW MEXICO 6,791,637
NEW YORK - 21.3% (15.8% of Total Investments)
1,240 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 1,336,073
5,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 4,703,530
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,310 (c) 5.000%, 6/01/40 12/30 at 100.00 1,265,421
3,000 (c) 5.000%, 6/01/55 12/30 at 100.00 2,610,696
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 8,095,509
7,940 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2024A, 5.000%, 3/15/55, (UB)
9/34 at 100.00 8,611,570
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B
:
7,630 5.000%, 7/01/32 7/26 at 100.00 7,763,706
1,095 5.000%, 7/01/35 7/26 at 100.00 1,112,771
750 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 683,992
10,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.250%, 11/15/44
11/24 at 100.00 10,034,354

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2024A-1
:
$ 1,000 (e) 4.650%, 11/01/49, (UB) 5/32 at 100.00 $ 1,005,628
1,720 (e) 4.750%, 11/01/54, (UB) 5/32 at 100.00 1,735,825
975 (e) New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2024B-1-A,
4.750%, 11/01/54, (UB)
5/32 at 100.00 983,970
5,845 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series CC-1, 5.250%, 6/15/54
6/34 at 100.00 6,488,048
2,785 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 2,892,329
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
:
5,755 5.000%, 11/01/37 11/34 at 100.00 6,656,725
1,665 5.000%, 11/01/38 11/34 at 100.00 1,914,070
840 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 956,472
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024G-1
:
8,870 5.000%, 5/01/43 5/34 at 100.00 9,914,016
1,855 5.000%, 5/01/47 5/34 at 100.00 2,038,620
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1
:
1,335 5.000%, 2/01/46 2/34 at 100.00 1,470,547
2,000 5.000%, 2/01/47 2/34 at 100.00 2,193,862
1,180 5.000%, 2/01/48 2/34 at 100.00 1,290,837
2,575 5.000%, 2/01/49 2/34 at 100.00 2,810,850
1,300 New York City, New York, General Obligation Bonds, Fiscal 2024 Series C,
5.250%, 3/01/53
3/34 at 100.00 1,440,694
2,380 New York City, New York, General Obligation Bonds, Fiscal 2024 Series D,
5.250%, 4/01/54
4/34 at 100.00 2,637,321
2,500 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
9/24 at 100.00 2,496,357
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
9,175 5.250%, 8/01/31, (AMT) 8/30 at 100.00 9,736,099
3,400 5.375%, 8/01/36, (AMT) 8/30 at 100.00 3,621,758
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024
:
1,955 5.250%, 6/30/49, (AMT) 6/33 at 100.00 2,063,052
2,340 5.500%, 6/30/54, (AMT) 6/33 at 100.00 2,498,431
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
395 5.500%, 6/30/39, (AMT) 6/31 at 100.00 431,493
165 5.500%, 6/30/40, (AMT) 6/31 at 100.00 179,380
215 5.500%, 6/30/43 - AGM Insured, (AMT) 6/31 at 100.00 233,629
240 5.500%, 6/30/44 - AGM Insured, (AMT) 6/31 at 100.00 260,093
845 6.000%, 6/30/54, (AMT) 6/31 at 100.00 920,276
1,590 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 1,649,735
3,315 5.375%, 6/30/60, (AMT) 6/31 at 100.00 3,448,365

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 3,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 $ 3,123,373
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
1,600 6.000%, 4/01/35, (AMT) 4/31 at 100.00 1,806,494
2,805 5.625%, 4/01/40, (AMT) 4/31 at 100.00 3,035,149
460 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/41, (AMT)
12/33 at 100.00 495,048
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty-Fourth Series 2024
:
3,370 5.000%, 7/15/42 7/34 at 100.00 3,810,612
585 5.000%, 7/15/44 7/34 at 100.00 655,263
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
565 5.000%, 7/15/35, (AMT) 7/33 at 100.00 617,841
1,000 5.000%, 7/15/38, (AMT) 7/33 at 100.00 1,078,514
3,300 (c) Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured
No Opt. Call 3,099,019
3,705 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2024B-2, 5.250%, 5/15/54
5/34 at 100.00 4,097,015
TOTAL NEW YORK 142,004,432
NORTH CAROLINA - 0.2% (0.1% of Total Investments)
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
335 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 368,178
340 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 370,537
370 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 318,630
TOTAL NORTH CAROLINA 1,057,345
OHIO - 1.0% (0.8% of Total Investments)
1,995 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 1,850,284
3,450 (c) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 3,512,308
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 974,164
625 (e) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.650%,
9/01/54, (UB)
9/33 at 100.00 624,329
TOTAL OHIO 6,961,085
OKLAHOMA - 0.4% (0.3% of Total Investments)
2,500 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/37
9/27 at 100.00 2,535,396
TOTAL OKLAHOMA 2,535,396

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OREGON - 0.2% (0.1% of Total Investments)
$ 1,165 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024, 5.250%, 8/01/49
2/34 at 100.00 $ 1,244,928
TOTAL OREGON 1,244,928
PENNSYLVANIA - 4.7% (3.5% of Total Investments)
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
700 5.250%, 1/01/39 - AGM Insured, (AMT) 1/33 at 100.00 773,634
700 5.500%, 1/01/43 - AGM Insured, (AMT) 1/33 at 100.00 779,151
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 1,002,502
900 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 951,758
3,000 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 3,007,820
1,625 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 1,641,744
1,000 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41
10/27 at 100.00 750,405
2,000 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 1,566,605
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 9,266,758
1,300 (d),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 130
300 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009C, 5.250%, 12/01/37, (Mandatory Put 6/01/27)
6/26 at 100.00 304,948
2,960 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call 1,214,351
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 1,958,516
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
340 (e) 4.450%, 10/01/44, (UB) 10/32 at 100.00 340,060
1,850 (e) 4.600%, 10/01/49, (UB) 10/32 at 100.00 1,854,866
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A
:
2,545 (e) 4.750%, 10/01/49, (UB) 4/33 at 100.00 2,573,658
2,545 (e) 4.800%, 10/01/51, (UB) 4/33 at 100.00 2,576,217
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
30 5.250%, 12/01/41 12/32 at 100.00 33,677

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 485 5.250%, 12/01/42 12/32 at 100.00 $ 542,057
TOTAL PENNSYLVANIA 31,138,857
PUERTO RICO - 6.0% (4.5% of Total Investments)
409 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
8/24 at 100.00 409,399
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
3,500 (c) 5.000%, 7/01/37 7/31 at 100.00 3,664,370
6,500 (c) 4.000%, 7/01/42 7/31 at 100.00 6,125,820
8,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
9/24 at 100.00 3,780,000
2,150 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.550%, 7/01/40
7/28 at 100.00 2,152,981
12,257 Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds,
Taxable Series 2018, 7.500%, 8/20/40
No Opt. Call 11,919,392
9,669 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 6,079,549
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,030 0.000%, 7/01/33 7/31 at 89.94 694,533
0 (g) 4.000%, 7/01/35 7/31 at 103.00 63
1,117 4.000%, 7/01/37 7/31 at 103.00 1,088,488
839 4.000%, 7/01/41 7/31 at 103.00 789,743
6,061 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 3,720,016
TOTAL PUERTO RICO 40,424,354
SOUTH CAROLINA - 0.8% (0.6% of Total Investments)
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.625%, 10/01/40
10/27 at 103.00 987,902
1,000 (c) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55
11/26 at 100.00 929,873
South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A
:
2,170 5.500%, 11/01/49 5/34 at 100.00 2,447,304
1,000 5.500%, 11/01/54 5/34 at 100.00 1,119,518
TOTAL SOUTH CAROLINA 5,484,597
TENNESSEE - 1.8% (1.4% of Total Investments)
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
1,895 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,106,533
1,345 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 1,486,018
1,650 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 1,813,986
650 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.000%, 5/01/40
5/33 at 100.00 709,239
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
2,705 5.000%, 7/01/28 No Opt. Call 2,881,093

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
$ 2,905 5.000%, 7/01/33 No Opt. Call $ 3,281,834
TOTAL TENNESSEE 12,278,703
TEXAS - 10.1% (7.5% of Total Investments)
500 (c) Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50
10/31 at 100.00 438,156
Cedar Hill Independent School District, Dallas County, Texas, General
Obligation Bonds, Series 2024
:
2,570 5.000%, 2/15/45, (WI/DD) 2/34 at 100.00 2,835,703
Chambers County Justice Center Public Facilities Corporation, Texas,
Lease Revenue Bonds, Series 2024
:
1,070 5.500%, 6/01/49 6/33 at 100.00 1,179,160
1,820 5.500%, 6/01/55 6/33 at 100.00 1,997,747
225 (c) City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 4.750%, 9/15/32
No Opt. Call 222,393
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
330 5.000%, 11/01/27, (AMT) No Opt. Call 345,011
1,480 5.000%, 11/01/28, (AMT) No Opt. Call 1,567,378
4,000 5.000%, 11/01/29, (AMT) No Opt. Call 4,267,101
4,605 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 5,052,483
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
9/24 at 100.00 1,280,130
570 Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023, 6.000%, 8/01/43, (AMT)
2/33 at 100.00 641,844
1,000 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 1,018,404
Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2024A
:
3,335 5.250%, 8/15/49 8/34 at 100.00 3,714,728
3,280 5.250%, 8/15/54 8/34 at 100.00 3,637,312
2,865 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.000%, 7/01/34 - AGM Insured, (AMT)
7/33 at 100.00 3,158,757
Lewisville Independent School District, Denton and Tarrant Counties,
Texas, General Obligation Bonds, Refunding School Building Series 2024
:
970 5.000%, 8/15/41 8/33 at 100.00 1,077,728
1,895 5.000%, 8/15/42 8/33 at 100.00 2,095,377
1,925 4.000%, 8/15/44 8/33 at 100.00 1,899,010
5,610 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 - AGM Insured,
(AMT)
11/31 at 100.00 5,585,599
500 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41
9/31 at 100.00 455,072
1,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
9/24 at 100.00 1,500,288
625 (c) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021,
3.625%, 9/15/41
9/31 at 100.00 508,097

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 500 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43
9/33 at 100.00 $ 505,519
4,175 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
5.000%, 8/15/50
8/25 at 103.00 3,976,474
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
2,865 5.250%, 1/01/42 1/28 at 103.00 2,791,510
1,025 5.500%, 1/01/57 1/28 at 103.00 978,797
3,500 (c) Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28
9/24 at 101.03 3,077,480
345 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2024A, 5.000%, 1/01/39, (AMT)
1/32 at 104.00 348,081
2,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.375%, 9/15/40
9/30 at 100.00 2,008,517
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021,
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 362,851
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
475 5.375%, 6/30/38, (AMT) 6/28 at 103.00 514,579
465 5.500%, 6/30/41, (AMT) 6/28 at 103.00 501,945
1,500 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/50, (AMT)
12/25 at 100.00 1,510,404
650 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 621,872
Waco, Texas, Certificates of Obligation, Combination Tax & Revenue Series
2024A
:
735 5.000%, 2/01/39 2/34 at 100.00 829,232
1,330 5.000%, 2/01/42 2/34 at 100.00 1,471,047
1,450 5.000%, 2/01/43 2/34 at 100.00 1,596,183
375 5.000%, 2/01/44 2/34 at 100.00 411,338
1,160 5.250%, 2/01/54 2/34 at 100.00 1,276,917
TOTAL TEXAS 67,260,224
UTAH - 0.9% (0.7% of Total Investments)
205 (c) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 211,956
500 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.125%, 2/01/41
2/26 at 103.00 393,419
645 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 697,410
950 (c) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51
1/25 at 102.00 848,868
1,185 (e) Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C,
4.650%, 1/01/49, (UB)
1/33 at 100.00 1,192,326

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH (continued)
$ 2,540 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42
9/28 at 103.00 $ 2,574,600
TOTAL UTAH 5,918,579
VIRGIN ISLANDS - 0.5% (0.4% of Total Investments)
2,365 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 2,505,281
1,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42
10/29 at 104.00 964,637
TOTAL VIRGIN ISLANDS 3,469,918
VIRGINIA - 1.1% (0.8% of Total Investments)
775 Alexandria Sanitation Authority, Virginia, Wastewater Revenue Bonds,
Alexrenew Green Series 2024, 5.000%, 7/15/54
7/34 at 100.00 857,146
1,640 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45
3/25 at 100.00 1,644,458
3,580 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 3,888,131
990 (c) Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43
10/30 at 120.40 1,020,354
TOTAL VIRGINIA 7,410,089
WASHINGTON - 2.2% (1.6% of Total Investments)
Port of Seattle, Washington, General Obligation Bonds, Limited Tax Series,
Refunding  2024A
:
1,370 5.000%, 6/01/43, (AMT) 6/34 at 100.00 1,480,415
1,390 5.000%, 6/01/44, (AMT) 6/34 at 100.00 1,500,070
1,600 5.000%, 6/01/45, (AMT) 6/34 at 100.00 1,719,249
940 5.000%, 6/01/46, (AMT) 6/34 at 100.00 1,009,313
1,770 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 1,770,265
1,915 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 1,935,769
5,653 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 5,104,240
TOTAL WASHINGTON 14,519,321
WEST VIRGINIA - 0.8% (0.6% of Total Investments)
200 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43
6/30 at 103.00 214,617
3,770 (c) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 3,196,822
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 999,392
1,035 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 5.000%, 6/01/41
6/33 at 100.00 1,120,024
TOTAL WEST VIRGINIA 5,530,855

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN - 5.5% (4.1% of Total Investments)
$ 3,000 (c) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32
12/26 at 100.00 $ 2,626,033
6,350 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56
1/28 at 100.00 5,694,769
390 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North East Carolina Preparatory School Project, Refunding Series 2024A,
5.000%, 6/15/44
6/32 at 100.00 396,407
200 Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 199,842
1,000 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56
6/28 at 100.00 877,800
1,000 (c) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51
8/28 at 100.00 868,309
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 2,050,772
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B
:
1,670 (c) 5.625%, 2/01/46 2/32 at 100.00 1,732,355
2,000 (c) 6.000%, 2/01/62 2/32 at 100.00 2,106,406
5,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50
12/27 at 100.00 5,000,798
3,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 3,114,324
1,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 1,009,201
1,025 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58
10/31 at 100.00 1,074,877
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.000%, 7/01/41,
(AMT)
7/31 at 100.00 1,695,393
100 (d),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 10
500 (c) Public Finance Authority, Wiscconsin, Tax Increment, Revenue Subordinate
Bonds, Miami, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 502,061
1,000 (c) Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A, 5.000%,
6/01/41
6/29 at 103.00 1,014,585
3,670 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Sustainability Series 2002B, 5.000%, 4/01/54, (Mandatory Put 10/01/31)
10/30 at 101.61 4,067,958
150 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Phase 2 Project, Series 2024, 5.450%, 10/01/39
10/32 at 102.00 154,474
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 2,490,419
TOTAL WISCONSIN 36,676,793
TOTAL MUNICIPAL BONDS
(cost $899,189,117) 888,834,907

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .9% ( 1 .4 % of Total Investments) X 12,440,535
CONSUMER SERVICES - 0.4% (0.3% of Total Investments)
$ 2,500 Grand Canyon University 4.125% 10/01/24 $ 2,472,696
TOTAL CONSUMER SERVICES 2,472,696
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (1.1% of Total Investments)
2,750 Care New England Health System 5.500% 9/01/26 2,661,588
4,363 Toledo Hospital/The 5.325% 11/15/28 4,213,829
3,000 Toledo Hospital/The 6.015% 11/15/48 2,647,590
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,523,007
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1% (0.0% of Total Investments)
490 (c),(f) Benloch Ranch Improvement Association No 12022 9.750% 12/01/39 444,832
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 444,832
TOTAL CORPORATE BONDS
(cost $11,298,979) 12,440,535
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (h) X 13
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
$ 129 (d),(f),(j) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 13
TOTAL CAPITAL GOODS 13
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $128,676) 13
TOTAL LONG-TERM INVESTMENTS
(cost $910,616,772) 901,275,455
FLOATING RATE OBLIGATIONS - (4.2)% (28,135,000)
MFP SHARES, NET - (35.9)%(k) (239,645,005)
OTHER ASSETS & LIABILITIES, NET -  5.2% 34,590,212
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 668,085,662

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NDMO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 888,834,767 $ 140 $ 888,834,907
Corporate Bonds – 11,995,703 444,832 12,440,535
Variable Rate Senior Loan Interests – – 13 13
Total
$ – $ 900,830,470 $ 444,985 $ 901,275,455
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $249,843,680 or 27.7% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Principal Amount (000) rounds to less than $1,000.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(k) MFP Shares, Net as a percentage of Total Investments is 26.6%.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.